PRIOR PERIOD RECLASSIFICATION	12 Months Ended
Aug. 31, 2019
Prior Period Reclassification [Abstract]
PRIOR PERIOD RECLASSIFICATION [Text Block]

26. PRIOR PERIOD RECLASSIFICATION

At the beginning of the 2019 fiscal year, the first fiscal year in which the Company completed sales to the adult-use recreational cannabis market, it was determined that the classification of shipping expenses is more accurately reflected as a component of cost of sales rather than sales and marketing expenses. As a result, shipping expenses of $866 have been reclassified from sales and marketing expenses to cost of sales for the year ended August 31, 2018 to conform to the current year presentation.